per share amounts (Tables)	6 Months Ended
Jun. 30, 2023
per share amounts
Schedule of the reconciliations of the denominators of the basic and diluted per share computations

	Three months		Six months
Periods ended June 30 (millions)	2023	2022	2023	2022
Basic total weighted average number of Common Shares outstanding	1,447	1,381	1,443	1,378
Effect of dilutive securities - Restricted share units	5	6	4	6
Diluted total weighted average number of Common Shares outstanding	1,452	1,387	1,447	1,384